CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Provision for doubtful accounts, accounts and notes receivable	$ 2,172	$ 1,822
Provision for doubtful accounts, amounts due from related parties	1,749	0
Provision for doubtful accounts, prepayments and other current assets	$ 144	$ 162
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	149,015,040	148,545,296
Ordinary shares, shares outstanding	116,599,856	139,953,296
Treasury stock (in shares)	32,415,184	8,592,000